CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (8,319)	$ (2,034)	$ (21,593)	$ (2,816)	$ (7,314)	$ (7,195)
Other comprehensive (loss) income:
Net unrealized (loss) gain on investments in available-for-sale securities, net of tax of $0 and $176 during the years ended June 30, 2018 and 2019, respectively	(1,014)	268	(1,320)	438	503	(177)
Income tax		(69)		(113)
Comprehensive loss	$ (9,333)	$ (1,835)	$ (22,913)	$ (2,491)	$ (6,811)	$ (7,372)